Discontinued operations (Schedule of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Results of the discontinued operation
Income taxes benefits/(expenses)	$ 36	$ (2,048)	$ 1,923
Xunlei Kankan [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts		15,677	47,075
Business taxes and surcharges		(447)	(1,480)
Net revenues		15,230	45,595
Cost of revenues		(13,240)	(42,704)
Gross profit		1,990	2,891
Research and development expenses	5	(3,245)	(6,035)
Sales and marketing expenses	(27)	(7,384)	(15,726)
General and administrative expenses	(221)	(3,051)	(3,016)
Total operating expenses	(243)	(13,680)	(24,777)
Net gain from exchanges of content copyrights		137	1,556
Operating loss	(243)	(11,553)	(20,330)
Gain on disposal of Kankan		1,505
Income taxes benefits/(expenses)	36	(2,048)	1,923
Loss from discontinued operations	(207)	(12,096)	(18,407)
Assets
Accounts receivable, net			23,741
Prepayments and other current assets			670
Copyrights related to content-current portion			16,013
Property and equipment, net			1,111
Intangible assets			4,997
Prepayment for content			456
Other long-term prepayments and receivables			57
Total assets held for sale			47,045
Current liabilities
Accounts payables			25,267
Deferred revenue, current portion			1,018
Accrued liabilities and other payables			1,082
Total liabilities held for sale			27,367
Cash flows generated from/ (used in) discontinued operations
Net cash generated from/(used in) operating activities	(215)	(1,554)	2,293
Net cash (used in)/generated from investing activities		9,135	(34,661)
Net cash used in financing activities
Net cash flow for the year	$ (215)	$ 7,581	$ (32,368)